Trade and Other Receivables, net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Trade and Other Receivables, net
Trade and Other Receivables, net

Trade and other receivables are recorded at cost, net of allowances for credit losses.

	December 31,
($ thousands)	2019	2018
Gross	1,057,489	1,008,509
Allowance for credit losses	(51,362)	(59,424)
Net	1,006,127	949,085

The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2019	2018	2017
Balance at beginning of year	(59,424)	(53,323)	(58,884)
Recoveries (provisions), net	2,920	(10,800)	(12,255)
Amounts written off as uncollectible	4,119	2,222	17,826
Foreign currency translation	729	2,869	(5,885)
Other	294	(392)	5,875
Balance at end of year	(51,362)	(59,424)	(53,323)